Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Schedule of balances with related parties
	December 31, 2022	December 31, 2021
	U.S. Dollars in thousands

Trade receivable	$544	$1,295
Other accounts payables	$186	$101

Schedule of transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Remuneration of directors not employed by the Company or on its behalf	$331	$487	$506

Number of People to whom the Salary and remuneration Refer:

Directors not employed by the Company	9	9	9

Total Directors employed and not employed by the Company	9	9	9

Schedule of transactions with key executive personnel
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Salary and Related Expenses	$3,590	$2,791	$3,237
Share-based payment	547	255	457
Total	$4,137	$3,046	$3,694

Schedule of transactions with related parties
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands
Revenues	$5,298	$5,356	$3,899
Cost of Goods Sold	$19	$51	$255
Selling and marketing expenses	$0	$0	$0
General and administrative expenses	$214	$227	$522